Shareholder Report, Holdings (Details) - Total Return Swap	Sep. 30, 2025
C000255783
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000258496
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000255786
Holdings [Line Items]
Percent of Net Asset Value	200.00%